LAZARD RETIREMENT SERIES, INC.

30 Rockefeller Plaza

New York, New York 10112

May 4, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 811-08071; 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that:

(1)

the form of Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A was filed electronically on April 24, 2009.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary